Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (962,198)	$ (147,462)	¥ (1,111,199)	¥ (1,006,442)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	758,038	116,174	604,581	412,352
Share-based compensation	330,114	50,592	121,279	46,941
Allowance for doubtful accounts	31,881	4,886	20,645	66
Gain on disposal of property and equipment	(2,242)	(344)	(74)	(244)
Changes in fair value of financial instruments	(14,301)	(2,192)		(6,404)
Issuance costs expensed for follow-on offering	3,727	571
Foreign exchange loss (gain)	(188,800)	(28,935)	38,961	102,202
Non-cash operating lease expense	52,890	8,106
Changes in operating assets and liabilities:
Accounts receivable	(1,024,113)	(156,952)	(823,033)	(46,721)
Prepayment and other assets	(356,761)	(54,676)	(5,883)	(25,249)
Amounts due from related parties	(75,315)	(11,543)	84,981	5,268
Accounts payable	804,198	123,249	533,771	260,090
Accrued expenses and other liabilities	381,001	58,391	103,276	(132,973)
Operating lease liabilities	(45,748)	(7,011)
Amounts due to related parties	8,739	1,339	(11,163)	3,386
Income tax payable	8,457	1,296	4,726	4,618
Net cash used in operating activities	(290,433)	(44,511)	(439,132)	(383,110)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,559,946)	(239,074)	(999,538)	(1,094,640)
Disposal of property and equipment	1,363	209
Purchases of intangible assets	(16,865)	(2,585)	(115)	(1,552)
Purchases of short-term investments	(5,607,690)	(859,416)	(1,111,968)	(2,866,795)
Proceeds from maturities of short-term investments	2,891,597	443,157	3,107,623	2,784,428
Purchases of land-use rights	(14,832)	(2,273)
Acquisition of equity investments	(14,650)	(2,245)	(94,376)	(5,000)
Asset-related government grants received	7,020	1,076	5,000	10,000
Loans to senior executives			(23,379)
Net cash (used in) generated from investing activities	(4,314,003)	(661,151)	883,247	(1,173,559)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of long-term bank loan	(100,000)	(15,326)	(80,787)	(80,000)
Proceeds from short-term bank loans	278,487	42,680
Proceeds from IPO, net of offering costs	3,933,393	602,819
Proceeds from follow-on offering, net of offering costs	1,876,316	287,558
Repayments of capital lease obligations				(6,551)
Repayment of loan due to a related party			(225,000)	(329,500)
Proceeds from exercise of options	11,227	1,721	20,899
Proceeds from redeemable convertible preferred shares, net of issuance costs	124,730	19,116	349,395	2,851,883
Net cash generated from financing activities	6,124,153	938,568	64,507	2,435,832
Effect of exchange rate changes on cash and cash equivalents	(118,306)	(18,131)	7,570	54,471
Net increase in cash and cash equivalents	1,519,717	232,906	508,622	879,163
Cash and cash equivalents at beginning of year	2,023,263	310,079	1,507,071	573,437
Cash and cash equivalents at end of year	3,424,674	524,854	2,023,263	1,507,071
Supplemental disclosures of cash flow information:
Income taxes paid	6,270	961	4,277	5,013
Interest expense paid	9,206	1,411	24,143	33,544
Cash payments for operating leases	60,273	9,237
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses and other liabilities	181,038	27,745	609,363	132,686
Acquisitions of equity investments included in accrued expenses and other liabilities			15,500
Settlement of senior executive loans by repurchase of ordinary shares	26,700	4,092
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 195,890	$ 30,021
Conversion of warrants into Series D redeemable convertible preferred shares				¥ 42,365
Series D+ redeemable convertible preferred shares issuance costs included in accrued expenses and other liabilities			¥ 10,276